Share-based compensation (Schedule of range of exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	1,659,288	1,563,189	0
Weighted average exercise price	$ 5.71	$ 3.77
Range of exercise prices $3.76 - $3.92 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	1,176,399	1,156,189
Weighted average remaining contractual life (years)	5 years 1 month 24 days	6 years 1 month 24 days
Weighted average exercise price	$ 3.78	$ 3.77
Number of options exercisable | Share	191,651	0
Weighted average share price at exercise date	$ 3.79	$ 0
Range of exercise prices $3.76 - $3.92 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	3.76	3.76
Range of exercise prices $3.76 - $3.92 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 3.92	$ 3.92
Range of exercise prices $$10.42 - $10.42 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	482,889
Weighted average remaining contractual life (years)	6 years 1 month 24 days
Weighted average exercise price	$ 10.42
Number of options exercisable | Share	0
Weighted average share price at exercise date	$ 0
Range of exercise prices $$10.42 - $10.42 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	10.42
Range of exercise prices $$10.42 - $10.42 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 10.42